INCOME TAXES - Movements of valuation allowances (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Rollforward of valuation allowances of deferred tax assets
Balance as of beginning of year	$ 1,061	$ 25,240	$ 388
Current year addition	8,455	5,267	1,454
Current year reversal		(7,039)	(753)
Reduction due to usage of NOL		(42)	(25)
Reduction due to statute expiration		(288)	(193)
Decrease in disposal of subsidiaries		(22,077)
Reverse acquisition			23,843
Exchange rate effect	(336)		526
Balance as of the end of the year	$ 9,180	$ 1,061	$ 25,240